Summary of Significant Accounting Policies - Estimated Useful Lives of Property and Equipments (Detail)	12 Months Ended
	Sep. 29, 2012 Building and improvements [Member] Minimum [Member]	Sep. 29, 2012 Building and improvements [Member] Maximum [Member]	Sep. 29, 2012 Equipment and software [Member] Minimum [Member]	Sep. 29, 2012 Equipment and software [Member] Maximum [Member]	Sep. 29, 2012 Equipment under customer usage agreements [Member] Minimum [Member]	Sep. 29, 2012 Equipment under customer usage agreements [Member] Maximum [Member]	Sep. 29, 2012 Furniture and fixtures [Member] Minimum [Member]	Sep. 29, 2012 Furniture and fixtures [Member] Maximum [Member]	Dec. 31, 2011 Furniture and fixtures [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Leasehold improvements [Member]	Dec. 31, 2011 Building [Member] GEN-PROBE INCORPORATED [Member] Minimum [Member]	Dec. 31, 2011 Building [Member] GEN-PROBE INCORPORATED [Member] Maximum [Member]	Dec. 31, 2011 Machinery and equipment [Member] GEN-PROBE INCORPORATED [Member] Minimum [Member]	Dec. 31, 2011 Machinery and equipment [Member] GEN-PROBE INCORPORATED [Member] Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	35 years	40 years	3 years	10 years	3 years	8 years	5 years	7 years	3 years		10 years	50 years	3 years	8 years
Property and equipment, estimated useful life										Shorter of the Original Term of Lease or Estimated Useful Life